Debt (Details) - Schedule of Short-Term and Long-Term Portion of Bebt - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Short-Term [Member]
Debt (Details) - Schedule of Short-Term and Long-Term Portion of Bebt [Line Items]
Principal		$ 31,975
Unamortized discount		(3,414)
Net carrying amount		28,561
Long-Term [Member]
Debt (Details) - Schedule of Short-Term and Long-Term Portion of Bebt [Line Items]
Principal	18,509
Unamortized discount
Net carrying amount
Notes Payable, Net [Member]
Debt (Details) - Schedule of Short-Term and Long-Term Portion of Bebt [Line Items]
Principal	$ 18,509	31,975
Unamortized discount		(3,414)
Net carrying amount		$ 28,561